Form N-23c-3

                       NOTIFICATION OF REPURCHASE OFFER
                            PURSUANT TO RULE 23C-3


1.  Investment Company Act file Number 811-09935
    Date of Notification:  August 20, 2004

2.  Exact name of investment company as specified in registration statement:

                            BMO PARTNERS FUND, L.P.

3.  Address of principal executive office:

                        360 MADISON AVENUE, 20TH FLOOR
                         NEW YORK, NEW YORK 10017-7111

4.  Check one of the following:

    A. /X/ The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

    B. / / The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

    C. / / The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.



By:   /s/ Dan I. Abrams
      -----------------------
      Dan I. Abrams
      Chief Financial Officer